Investments in Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	$ 97,142	$ (1,366,193)	$ 161,148	$ (3,208,284)
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	19,744	(35,177)	2,201	(35,177)
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	48,643	33,595	81,445	66,876
Ductos el Peninsular, S.A.P.I de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	(1,096)	18	26	(2)
Other-net [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	16,738	22,744	41,983	40,422
Deer Park Refining Limited Partnership [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	0	(1,404,901)	0	(3,325,154)
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	4,505	9,139	7,428	24,115
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	4,264	6,847	7,256	13,462
CH4 Energia S.A. de C.V.[member]
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	$ 4,344	$ 1,542	$ 20,809	$ 7,174